CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[2]	Dec. 31, 2016	[2]
Statement of comprehensive income [abstract]
Profit / (loss) for the period	$ 362	$ (534)	[1],[3]	$ 2,420	[1]
Items that may be reclassified to profit or loss
Share of other comprehensive loss of joint ventures	(18)	(12)		0
Foreign currency translation	(819)	(637)		85
Other	(2)	(7)		13
Items reclassified to profit or loss
Accumulated share of other comprehensive income / (loss) of Italy Joint Venture	31	0		0
Accumulated foreign currency translation reserve	(79)	0		(259)
Accumulated cash flow hedge reserve	0	0		53
Other comprehensive income / (loss) for the period, net of tax	(887)	(656)		(108)
Total comprehensive income / (loss)	(525)	(1,190)		2,312
Attributable to:
The owners of the parent	(138)	(1,081)		2,233
Non-controlling interests	(387)	(109)		(79)
Total comprehensive income / (loss)	$ (525)	$ (1,190)		$ 2,312

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[2]	* Prior year comparatives are restated following the retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[3]	* Prior year comparatives are restated following the retrospective recognition of depreciation charges in respect of Deodar (see Note 10).